Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
11. Stockholders’ Equity (Deficit)

Common Stock Issuances

Issuances of common stock during 2011 were as follows:

During the three months ended March 31, 2011, the Company sold to private investors 280,000 shares of common stock at $0.75 per share for net proceeds of $210,000.

During the three months ended March 31, 2011, the Company issued 1,760,486 shares of common stock as a result of the conversion of notes payable.

During three months ended March 31, 2011, the Company issued 1,169,000 shares of common stock for services valued at $728,000 based on the closing market price on the date of issuance of the shares.
On March 1, 2011, the Company issued 6,852,228 shares of common stock in conjunction with the settlement agreement between the Company and Socius CG II, Ltd. The settlement occurred when Socius purchased accounts payable amounting to $1,650,000 from Cognate, and the Company became indebted to Socius. The Company recognized the fair value of the common stock issued to Socius in excess of the accounts payable owed amounting to $2,378,000, as research and development expense in the accompanying consolidated financial statements.

On May 2, 2011, the Company issued 312,500 shares of common stock to a private investor at $0.48 per share for net proceeds of $150,000.

On May 2, 2011, the Company issued 115,741 shares of common stock to a private investor at $0.43 per share for net proceeds of $50,000.

On May 16, 2011, the Company issued 53,333 shares of common stock to a private investor at $0.75 per share for net proceeds of $40,000.

On June 9, 2011, the Company issued 438,597 shares of common stock to a private investor at $0.57 per share for net proceeds of $250,000.

On June 14, 2011, the Company issued 104,167 shares of common stock to a private investor at $0.72 per share for net proceeds of $75,000.

On June 24, 2011, the Company issued 21,127 shares of common stock to a private investor at $0.71 per share for net proceeds of $15,000.

On June 28, 2011, Socius CG II, Ltd returned to the Company 1,310,075 shares of common stock in fulfillment of a true-up mechanism associated with the March 1, 2011 transaction under which Socius acquired $1,650,000 of trade debt from the Company for 6,852,228 shares of the Company’s common stock.  The Company valued the true-up at the same price per share as the original issuance and reduced research and development expense by $455,000.

On June 30, 2011, the Company issued 6,594,203 shares of common stock to The Richard M. Schulze Family Foundation   at $0.69 per share for net proceeds of $4,550,000.

During three months ended June 30, 2011, the Company issued 669,316 shares of common stock for services valued at $440,000 based on the closing market price on the date of issuance of the shares.

 On July 15, 2011, the Company issued 666,667 shares of common stock in settlement of accounts payable amounting to $500,000.

During the three months ended September 30, 2011, the Company issued 3,023,783 shares of common stock as a result of the conversion of notes payable.

Stock Purchase Warrants

Issuances of warrants during 2011 were as follows:

In January 2011, the Company issued warrants to purchase 66,667 shares of common stock at an exercise price of $0.75 per share connection with the 90 day unsecured 10% convertible loan agreement and promissory note entered into in January 2011.

In connection with the January 2011 securities purchase agreements with two non-affiliated investors, under which the investors purchased 280,000 shares of common stock for $210,000, the Company issued warrants to purchase 262,500 shares of common stock at an exercise price of $0.80 per share with an exercise period of five years. Additionally, one of the investors purchased a warrant to acquire 93,750 shares of common stock at a price of $0.80 per share for $3,750.

  In January 2011, the Company issued warrants to purchase 250,000 shares of common stock at an exercise price of $0.72 with a four year exercise period to a consultant. The fair value of the warrants amounting to $155,696 was charged to general and administrative expense in the accompanying consolidated financial statements and was determined using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%, risk-free interest rate of 1.48%, volatility of 178%, and a contractual life of 4 years.

In connection with the May 2, 2011 securities purchase agreement with a non-affiliated investor, under which the investors purchased 115,741 shares of common stock for $50,000, the Company issued warrants to purchase 11,574 shares of common stock at an exercise price of $0.43 per share with an exercise period of three years.

In connection with a May 31, 2011 loan agreement with a non-affiliated investor, under which the investors provided funding of $3,000,000 the Company issued warrants to purchase 4,537,796 shares of common stock at an exercise price of $0.57 per share with an exercise period of five years.

In connection with a June 9, 2011 securities purchase agreement with a non-affiliated investor, under which the investors purchased 438,597 shares of common stock for $250,000, the Company issued warrants to purchase 87,719 shares of common stock at an exercise price of $0.57 per share with an exercise period of three years.

In connection with the June 14, 2011 securities purchase agreement with a non-affiliated investor, under which the investors purchased 104,167 shares of common stock for $75,000, the Company issued warrants to purchase 10,417 shares of common stock at an exercise price of $0.72 per share with an exercise period of three years.

In connection with a June 24, 2011 securities purchase agreement with a non-affiliated investor, under which the investors purchased 21,127 shares of common stock for $15,000, the Company issued warrants to purchase 2,127 shares of common stock at an exercise price of $0.71 per share with an exercise period of three years.

In connection with a June 28, 2011 securities purchase agreement with The Richard M. Schulze Family Foundation, under which the investors purchased 6,594,203 shares of common stock for $4,550,000, the Company issued a warrant to purchase 1,582,609 shares of common stock at an exercise price of $0.69 per share with an exercise period of three years.  Additionally, a warrant to purchase 725,363 shares at an exercise price of $0.57 per share was issued in conjunction with the Whitebox warrant return described above (see Note 6).

In September 2011 the company issued a warrant to purchase 182,640 shares of common stock at an exercise price of $0.75 per share with an exercise period of five years in connection with an extension of a loan of $115,000 made to the Company by an  Officer of the Company in November 2010.

In September 2011 the Company issued a warrant to purchase 505,000 shares of common stock at an exercise price of $0.75 per share with an exercise period of five years in connection with an extension of a loan of $500,000 made to the Company by an Officer of the Company in October 2010.

In September 2011 the Company issued a warrant to purchase 909,000 shares of Common Stock at an exercise price of $0.75 per share with an exercise period of five years in connection with an extension of a loan of $900,000 originally made to the Company by Toucan Partners in October 2010.

In September 2011 the Company issued a warrant to purchase 84,000 shares of common stock at an exercise price of $0.50 per share with an exercise period of five years in connection with an extension of a loan of $150,000 made to the Company by an Officer of the Company in March 2009.

In September 2011 the Company issued a warrant to purchase 255,000 shares of common stock at an exercise price of $0.50 per share with an exercise period of five years in connection with an extension of loans in the amount of $200,000 made to the Company by Officers of the Company in October 2008.

The fair value of the warrants issued during September 2011, in connection with the extensions of loans amounted to $797,275 and was charged to interest expense in the accompanying consolidated financial statements. The fair value was determined using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%, risk-free interest rates of 0.13% - 0.97%, volatility of 108% - 194% and contractual lives of 1 - 5 years.